Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent Company [Member] - USD ($)	Jun. 30, 2021	Jun. 30, 2020
ASSETS
Cash and cash equivalents	$ 4,844,328
Prepayments, deposits and other current assets	6,510,000
Investment in subsidiaries and VIEs	52,957,959	32,762,819
Total assets	64,312,287	32,762,819
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized; 33,581,556 and 28,000,000 shares issued and outstanding, respectively	3,359	2,800
Additional paid-in capital	25,542,531	3,667,957
Retained earnings	37,468,382	31,059,450
Accumulated other comprehensive loss	1,298,015	(1,967,388)
Total equity of the Company’s shareholders	64,312,287	32,762,819
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 64,312,287	$ 32,762,819